Long-term investment (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments.
Schedule of long-term investments

	As of
	December 31,
	2024	2025
	RMB	RMB
Investments accounted for under equity method	9,742	14,693
Investments measured at alternative method	48,526	70,906
Total	58,268	85,599